COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS - Components of Collateral and Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	R$ 764.5	R$ 788.6
Other commitments	1,368.1	1,719.1
Total	2,132.6	2,507.7
Commitments to suppliers	50,365.3	51,562.0
Total	R$ 50,365.3	R$ 51,562.0